Financial result and exchange gains(losses) (Tables)	12 Months Ended
Dec. 31, 2022
Financial result and exchange gains/(losses)
Schedule of financial result and exchange gains/(losses)

	Year Ended
	December 31,
(in thousands of $)	2022	2021	2020
Interest income	$24,741	$3,489	$5,119
Net gain on cash equivalents & current financial assets held at fair value through profit or loss and cash equivalents	2,924	144	1,340
Financial income	$27,665	$3,633	$6,459

Net loss on cash equivalents & current financial assets held at fair value through profit or loss and cash equivalents	$(1,713)	$(3,482)	$(7,559)
Other financial expense	(2,193)	(1,096)	(401)
Financial expense	$(3,906)	$(4,578)	$(7,960)

Realized exchange gains/(losses)	$(3,743)	$15	$(443)
Unrealized exchange gains/(losses)	(28,989)	(50,068)	(125,791)
Exchange gains/(losses)	$(32,732)	$(50,053)	$(126,234)